Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 28, 2014
Summary of Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation

        The consolidated financial statements as of December 28, 2014 and December 29, 2013, and for the years ended December 28, 2014 and December 29, 2013, and the period November 15, 2012 through December 30, 2012, represent the Successor. The consolidated financial statements for the period January 2, 2012 through November 14, 2012, represent the Predecessor.

Fiscal Years

Fiscal Years

        The Company's fiscal year is the 52- or 53-week period that ends on the Sunday closest to December 31. Fiscal years 2014, 2013, and 2012 ended on December 28, 2014, December 29, 2013 and December 30, 2012, respectively. Each fiscal year consists of twelve-week periods in the first, second and fourth quarters and a sixteen-week period in the third quarter.

Cash and Cash Equivalents

Cash and Cash Equivalents

        The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. All credit card, debit card and electronic benefits transfer transactions that process in less than seven days are classified as cash equivalents. The amounts due from banks for these transactions classified as cash equivalents totaled $17.2 million and $15.4 million as of December 28, 2014 and December 29, 2013, respectively. The carrying amount of cash equivalents is approximately the same as their respective fair values due to the short-term maturity of these instruments.

Accounts Receivable, Net

Accounts Receivable, Net

        Accounts receivable generally represent billings to customers, billings to vendors for earned rebates and allowances, receivables from SFDN, and other items. The receivable from SFDN primarily relates to billings for the shipment of inventory product to SFDN. The following table sets forth the major components of accounts receivable for each fiscal year-end (in thousands):

	December 28, 2014	December 29, 2013
Trade	$3,476	$3,608
Vendor	11,651	7,941
SFDN	1,582	1,907
Other	6,957	5,997

Total	$23,666	$19,453

        The Company evaluates the collectability of accounts receivable and determines the appropriate reserve for doubtful accounts based on analysis of historical trends of write-offs and recoveries on various levels of aged receivables. When the Company becomes aware of the deteriorated collectability of a specific account, additional reserves are made to reduce the net recognized receivable to the amount reasonably expected to be collectible or zero. When the specific account is determined to be uncollectible, the net recognized receivable is written off in its entirety against such reserves.

        The Company is exposed to credit risk on trade accounts receivable. The Company provides credit to certain trade customers in the ordinary course of business and performs ongoing credit evaluations. Concentrations of credit risk with respect to trade accounts receivable are limited due to the number of customers comprising the Company's customer base. The Company currently believes the allowance for doubtful accounts is sufficient to cover customer credit risks.

Inventories

Inventories

        Inventories consist of merchandise purchased for resale which is stated at the weighted-average cost (which approximates FIFO) or market. The Company provides for estimated inventory losses between physical inventory counts at its stores based upon historical inventory losses as a percentage of sales. The provision is adjusted periodically to reflect updated trends of actual physical inventory count results. The Company had reserves for inventory losses and slow-moving inventory totaling $6.2 million and $5.8 million as of December 28, 2014 and December 29, 2013, respectively.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

        Prepaid expenses and other current assets include primarily prepaid rent, insurance, property taxes, income taxes receivable and other current assets. As of December 28, 2014 and December 29, 2013, prepaid expenses and other current assets included $10.7 million and $5.0 million of income taxes receivable, respectively.

Property, Plant, and Equipment

Property, Plant, and Equipment

        Property, plant, and equipment is stated at cost or estimated fair value based on purchase accounting and depreciated or amortized using the straight-line method. Leased property meeting certain criteria is capitalized and the amortization is based on the straight-line method over the term of the lease.

        The estimated useful lives are as follows:

Buildings and improvements	20 - 25 years
Fixtures and equipment	3 - 10 years
Leasehold improvements	Lesser of lease term or useful life of improvement

        Costs of normal maintenance and repairs and minor replacements are charged to expense when incurred. Major replacements, remodeling or betterments of properties are capitalized. When assets are sold or otherwise disposed of, the costs and related accumulated depreciation and amortization are removed from the accounts, and any resulting gain or loss is included in the consolidated statements of operations and comprehensive (loss) income.

        Included in property, plant, and equipment are costs associated with the selection and procurement of real estate sites of $2.6 million and $2.0 million at December 28, 2014 and December 29, 2013, respectively. These costs are amortized over the remaining lease term of the successful sites with which they are associated.

        In accordance with Accounting Standards Codification ("ASC") 360, Property, Plant, and Equipment ("ASC 360"), the Company reviews its long-lived assets, including property, plant and equipment and assets under capital leases for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company groups and evaluates long-lived assets for impairment at the individual store level, which is the lowest level at which individual cash flows can be identified. The Company regularly reviews its stores' operating performance for indicators of impairment. Factors it considers important that could trigger an impairment review include a significant underperformance relative to expected historical or projected future operating results, a significant change in the manner of the use of the asset or a significant negative industry or economic trend. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized to the extent the sum of the estimated discounted future cash flows from the use of the asset is less than the carrying value. The Company measured the fair value of its long-lived assets on a nonrecurring basis using Level 3 inputs as defined in the fair value hierarchy. See Note 7, Fair Value Measurements. As a result of such reviews, the Successor and the Predecessor, as applicable, recorded a pre-tax impairment loss of $0.6 million, $0.8 million, and $0.5 million for the years ended December 28, 2014 and December 29, 2013 and the period January 2, 2012 through November 14, 2012, respectively. No impairment loss was recorded for the period November 15, 2012 through December 30, 2012. The impairment losses were reported within "Operating and administrative expenses" on the Successor's and the Predecessor's consolidated statements of operations and comprehensive (loss) income.

Capitalized Software

Capitalized Software

        Capitalized software costs are comprised of third-party purchased software costs, capitalized costs associated with internally developed software including internal direct labor costs, and installation costs. Such capitalized costs are amortized over the period that the benefits of the software are fully realizable and enhance the operations of the business, ranging from three to seven years, using the straight-line method.

        Capitalized software costs, like other long-lived assets as required by ASC 360, are subject to review for impairment whenever events or changes in circumstances indicate that the carrying amount of the capitalized software may not be recoverable, whether it is in use or under development. Impairment is recognized to the extent the sum of the estimated discounted future cash flows from the use of the capitalized software is less than the carrying value. As a result of such reviews, the Company recorded a pre-tax impairment loss of $0.3 million for both of the years ended December 28, 2014 and December 29, 2013, which was reported within "Operating and administrative expenses" on the Company's consolidated statements of operations and comprehensive (loss) income. The Company did not report any impairment loss during the periods in 2012.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

        In connection with the Ares Acquisition, the intangible assets were adjusted and recorded at fair market value in accordance with ASC Topic 805, Business Combinations ("ASC 805"). The following table summarizes the components of other intangible assets, net at December 28, 2014 and December 29, 2013, respectively (in thousands):

	Fair Value at Acquisition	Accumulated Amortization	Net Book Value
December 28, 2014
Indefinite-lived intangible assets:
Trade names	$265,000	$—	$265,000
Finite-lived intangible assets:
Signature brands	67,100	(7,105)	59,995
Non-compete agreement	1,000	(706)	294

Total finite-lived intangible assets	68,100	(7,811)	60,289

Total intangible assets	$333,100	$(7,811)	$325,289

	Fair Value at Acquisition	Accumulated Amortization	Net Book Value
December 29, 2013
Indefinite-lived intangible assets:
Trade names	$265,000	$—	$265,000
Finite-lived intangible assets:
Signature brands	67,000	(3,761)	63,239
Non-compete agreement	1,000	(374)	626

Total finite-lived intangible assets	68,000	(4,135)	63,865

Total intangible assets	$333,000	$(4,135)	$328,865

        The recorded fair market value for each of the trade names was determined by estimating the amount of royalty income that could be generated from the trade name if it was licensed to a third-party owner and discounting the resulting cash flows using the weighted-average cost of capital for each respective trade name.

        The finite-lived intangible assets are amortized over their estimated useful benefit period and have the following weighted-average amortization periods:

Signature brands	20 years
Non-compete agreement	3 years

        During the fiscal year ended December 28, 2014, the Company acquired the Sun Harvest trademark. A fee incurred to acquire the trademark of $0.1 million was capitalized as Signature brands and is amortized over a term of 5 years.

        Signature brands, leasehold interests and the non-compete agreement are amortized on a straight-line basis. Amortization expense reported within "Operating and administrative expenses" on the Company's consolidated statements of operations and comprehensive (loss) income was $3.2 million, $2.7 million, $0.3 million and $2.3 million for the years ended December 28, 2014 and December 29, 2013, the period November 15, 2012 through December 30, 2012, and the period January 2, 2012 through November 14, 2012, respectively.

        Amortization of the finite-lived intangible assets over the next five fiscal years is as follows (in thousands):

2015	$3,717
2016	3,358
2017	3,358
2018	3,358
2019	3,353
Thereafter	43,145

$60,289

        In accordance with ASC 350, Intangibles—Goodwill and Other ("ASC 350"), goodwill and intangible assets with indefinite lives are evaluated on an annual basis for impairment during the fourth quarter, or more frequently if events or changes in circumstances indicate that the asset might be impaired. The annual evaluation of impairment for fiscal 2014 was performed as of November 30, 2014. The Company evaluates goodwill for impairment by comparing the fair value of each reporting unit to its carrying value including the associated goodwill. The Company has designated its reporting units to be its Smart & Final stores and Cash & Carry stores. The Company determines the fair value of the reporting units using the income approach methodology of valuation that includes the discounted cash flow method as well as other generally accepted valuation methodologies. If the fair value of the reporting unit exceeds the carrying value of the net assets, including goodwill assigned to that unit, goodwill is not impaired. If the carrying value of the reporting unit's net assets, including goodwill, exceeds the fair value of the reporting unit, then the Company determines the implied fair value of the reporting unit's goodwill. If the carrying value of a reporting unit's goodwill exceeds its implied value, then an impairment of goodwill has occurred and the Company would recognize an impairment charge for the difference between the carrying amount and the implied fair value of goodwill. For the years ended December 28, 2014 and December 29, 2013, the period November 15, 2012 through December 30, 2012, and the period January 2, 2012 through November 14, 2012, the Company did not recognize any goodwill impairment loss as a result of such value evaluation.

        The Company evaluates its indefinite-lived intangible assets associated with trade names by comparing the fair value of each trade name with its carrying value. The Company determines the fair value of the indefinite-lived trade names using a "relief from royalty payments" methodology. This methodology involves estimating reasonable royalty rates for each trade name and applying these royalty rates to a revenue stream and discounting the resulting cash flows to determine fair value. For the years ended December 28, 2014 and December 29, 2013, the period November 15, 2012 through December 30, 2012, and the period January 2, 2012 through November 14, 2012, the Company did not recognize any indefinite-lived trade name impairment loss as a result of such evaluation.

        Finite-lived intangible assets, like other long-lived assets as required by ASC 360, are subject to review for impairment whenever events or changes in circumstances indicate that the carrying amount of the finite-lived intangible asset may not be recoverable. Impairment is recognized to the extent the sum of the discounted estimated future cash flows from the use of the finite-lived intangible asset is less than the carrying value. The Company did not report any impairment loss as a result of such reviews during any of the periods presented.

Purchase Accounting

Purchase Accounting

        Under ASC 805, the Company's assets and liabilities have been accounted for at their estimated fair values as of the date of the Ares Acquisition. The aggregate purchase price was allocated to the tangible and intangible assets acquired and liabilities assumed based upon an assessment of their relative fair value as of the closing date of the Ares Acquisition. These estimates of fair values, the allocation of the purchase price and other factors related to the accounting for the Ares Acquisition are subject to significant judgments and the use of estimates. The inputs used in the fair value analysis fall within Level 3 of the fair value hierarchy due to the use of significant unobservable inputs to determine fair value.

Other Assets

Other Assets

        Other assets primarily consist of assets held in trusts for certain retirement plans (see Note 9, Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations), liquor licenses and other miscellaneous assets. As of December 28, 2014 and December 29, 2013, other assets included a dividend receivable from SFDN to SF Mexico of $2.8 million and $3.2 million, respectively.

Accounts Payable

Accounts Payable

        The Company's banking arrangements provide for the daily replenishment and limited monthly advanced payments of vendor payable accounts as checks are presented or payments are demanded. The checks and the advanced payments outstanding in these bank accounts were $38.5 million and $34.6 million at December 28, 2014 and December 29, 2013, respectively, and are included in "Accounts payable" in the consolidated balance sheets.

Other Long-Term Liabilities

Other Long-Term Liabilities

        Other long-term liabilities include primarily general liabilities, workers' compensation liabilities, liabilities for deferred compensation plan, leasehold interests and other miscellaneous long-term liabilities. As a result of the Ares Acquisition, leasehold interests were adjusted and recorded at fair market value in accordance with ASC 805. At November 15, 2012, the fair value of the lease obligations was $9.8 million. As of December 28, 2014 and December 29, 2013, leasehold interests of $8.2 million and $8.7 million, net of accumulated amortization of $1.6 million and $1.1 million, respectively, are included in other long-term liabilities. These leasehold interests are amortized over their estimated useful benefit periods. The weighted-average amortization period is 14 years.

Accumulated Other Comprehensive (Loss) Income

Accumulated Other Comprehensive (Loss) Income

        The Company presents data in the consolidated statements of stockholders' equity in accordance with ASC 220, Comprehensive Income ("ASC 220"). ASC 220 establishes rules for the reporting of comprehensive income (loss) and its components. See Note 14, Accumulated Other Comprehensive (Loss) Income.

Lease Accounting

Lease Accounting

        Certain of the Company's operating leases provide for minimum annual payments that increase over the life of the lease. The aggregate minimum annual payments are charged to expense on a straight-line basis beginning when the Company takes possession of the property and extending over the term of the related lease. The amount by which straight-line rent expense exceeds actual lease payment requirements in the early years of the leases is accrued as deferred minimum rent and reduced in later years when the actual cash payment requirements exceed the straight-line expense. ASC 410, Asset Retirement and Environmental Obligations ("ASC 410"), requires an entity to recognize a liability for the fair value of a conditional asset retirement obligation if the fair value of the liability can be reasonably estimated. Due to the nature of the Company's business, its asset retirement obligation with respect to owned or leased properties is not significant.

Store Opening and Closing Costs

Store Opening and Closing Costs

        New store opening costs consisting primarily of rent, store payroll and general operating costs are charged to expense as incurred prior to the store opening.

        In the event a leased store is closed before the expiration of the associated lease, the discounted remaining lease obligation less estimated sublease rental income, asset impairment charges related to improvements and fixtures, inventory write-downs and other miscellaneous closing costs associated with the disposal activity are recognized when the store closes.

Share-Based Compensation

Share-Based Compensation

        The Company accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation ("ASC 718"). ASC 718 requires all share-based payments to be recognized in the statements of operations and comprehensive income as compensation expense based on the fair value of an award over its requisite service period, taking into consideration estimated forfeiture rates.

        Under the fair value recognition provisions of ASC 718, the Company measures share-based compensation cost at the grant date based on the fair value of the award and recognizes share-based compensation cost as an expense over the award's vesting period. As share-based compensation expense recognized in the consolidated statements of operations and comprehensive (loss) income of the Company is based on awards ultimately expected to vest, the amount of expense has been reduced for estimated forfeitures. The Company's forfeiture rate assumption used in determining its share-based compensation expense is estimated primarily based upon historical data. The actual forfeiture rate could differ from these estimates.

        The Company uses the Black-Scholes-Merton option-pricing model to determine the grant date fair value for each stock option grant. The Black-Scholes-Merton option-pricing model requires extensive use of subjective assumptions. Application of alternative assumptions could produce significantly different estimates of the fair value of share-based compensation and, consequently, the related amounts recognized in the Company's consolidated statements of operations and comprehensive (loss) income. The Company recognizes compensation cost for graded vesting awards as if they were granted in multiple awards. Management believes the use of this "multiple award" method is preferable because a stock option grant with graded vesting is effectively a series of individual grants that vest over various periods and management believes that this method provides for better matching of compensation costs with the associated services rendered throughout the applicable vesting periods.

        With certain exceptions, stock options granted after the Ares Acquisition and prior to the closing of the IPO gave the Company repurchase rights. As a result of the Company's ability to exercise such repurchase rights and the underlying provisions of such repurchase rights, the Company did not record any share-based compensation expense related to these grants prior to the closing of the IPO. See Note 13, Share-based Compensation.

Significant Accounting Estimates

Significant Accounting Estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Such estimates and assumptions could affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

        Revenues from the sale of products are recognized at the point of sale. Discounts provided to customers at the time of sale are recognized as a reduction in sales as the products are sold. Returns are also recognized as a reduction in sales and are immaterial in relation to total sales. The Company collects sales tax on taxable products purchased by its customers and remits such collections to the appropriate taxing authority in accordance with local laws. Sales tax collections are presented in the consolidated statements of operations and comprehensive (loss) income on a net basis and, accordingly, are excluded from reported revenues.

        Proceeds from the sale of the Company's Smart & Final gift cards are recorded as a liability at the time of sale, and recognized as sales when they are redeemed by the customer. The Smart & Final gift cards do not have an expiration date. The Company has not recorded any unredeemed gift card revenue or breakage related to its gift card program.

Cost of Sales, Buying and Occupancy

Cost of Sales, Buying and Occupancy

        The major categories of costs included in cost of sales, buying and occupancy are cost of goods, distribution costs, costs of the Company's buying department and store occupancy costs, net of earned vendor rebates and other allowances. Distribution costs consist of all warehouse receiving and inspection costs, warehousing costs, all transportation costs associated with shipping goods from the Company's warehouses to its stores, and other costs of its distribution network. The Company does not exclude any portion of these costs from cost of sales.

Vendor Rebates and Other Allowances

Vendor Rebates and Other Allowances

        As a component of the Company's consolidated procurement program, the Company frequently enters into contracts with vendors that provide for payments of rebates or other allowances. As prescribed by ASC 605, Revenue Recognition ("ASC 605"), these vendor payments are reflected in the carrying value of the inventory when earned or as progress is made toward earning the rebate or allowance and as a component of cost of sales as the inventory is sold. Certain of these vendor contracts provide for rebates and other allowances that are contingent upon the Company meeting specified performance measures such as a cumulative level of purchases over a specified period of time. Such contingent rebates and other allowances are given accounting recognition at the point at which achievement of the specified performance measures are deemed to be probable and reasonably estimable.

Operating and Administrative Expenses

Operating and Administrative Expenses

        The major categories of operating and administrative expenses include store direct expenses associated with displaying and selling at the store level, primarily labor and related fringe benefit costs, advertising and marketing costs, overhead costs and corporate office costs.

        The Company charges to expense the costs of advertising as incurred. Total advertising expense reported within "Operating and administrative expenses" on the Company's consolidated statements of operations and comprehensive (loss) income was $32.0 million, $28.6 million, $3.6 million and $23.7 million for the years ended December 28, 2014 and December 29, 2013, the period November 15, 2012 through December 30, 2012, and the period January 2, 2012 through November 14, 2012, respectively.

Income Taxes

Income Taxes

        The Company accounts for income taxes in accordance with ASC 740, Income Taxes ("ASC 740"). In accordance with ASC 740, the Company recognizes deferred tax assets and liabilities based on the liability method, which requires an adjustment to the deferred tax asset or liability to reflect income tax rates currently in effect. When income tax rates increase or decrease, a corresponding adjustment to income tax expense is recorded by applying the rate change to the cumulative temporary differences. ASC 740 prescribes the recognition threshold and measurement principles for financial statement disclosure of tax positions taken or expected to be taken on a tax return. ASC 740 requires the Company to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recognized. Additionally, ASC 740 provides guidance on recognition measurement, derecognition, classification, related interest and penalties, accounting in interim periods, disclosure and transition.

Foreign Currency Translations

Foreign Currency Translations

        The Company's joint venture in Mexico uses the Mexican Peso as its functional currency. The joint venture's assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the balance sheet dates. Revenue and expense accounts are translated into U.S. dollars at average exchange rates during the year. Foreign exchange translation adjustments are included in "Accumulated other comprehensive (loss) income," which is reflected as a separate component of stockholders' equity, in the consolidated balance sheets.

Derivative Financial Instruments

Derivative Financial Instruments

        The Company uses interest rate swaps to manage its exposure to adverse fluctuations in interest rates. The contracts are accounted for in accordance with ASC 815, Derivatives and Hedging ("ASC 815"). ASC 815 requires every derivative instrument to be recorded in the Company's consolidated balance sheets as either an asset or liability measured at its fair value. The Company designates its interest rate swaps as cash flow hedges and formally documents its hedge relationships, including identification of the hedging instruments and the hedged items, as well as its risk management objectives and strategies for undertaking the hedge transaction. Accordingly, changes in estimated fair value related to the interest rate swaps are recognized in "Accumulated other comprehensive (loss) income" in the consolidated statements of stockholders' equity and recognized in the consolidated statements of operations and comprehensive (loss) income when the hedged items affect earnings. See Note 6, Derivative Financial Instruments.

Debt Discount and Deferred Financing Costs

Debt Discount and Deferred Financing Costs

        Costs incurred in connection with the placement of long-term debt paid directly to the Company's lenders are treated as a debt discount. Costs incurred in connection with the placement of long-term debt paid to third parties are capitalized to deferred financing costs. Debt issuance costs are amortized to interest expense over the term of the related debt using the effective interest method.

        Debt issuance costs and fees paid to the lenders related to the Apollo Acquisition were recorded as a reduction to debt and were amortized to interest expense over the terms of the underlying debt instruments using the effective interest method. Effective November 14, 2012, the remaining unamortized debt discount of $3.0 million was written off in accordance ASC 805 in connection with the Ares Acquisition. On November 15, 2012, debt issuance costs and fees paid to the lenders related to the Ares Acquisition, totaling $17.5 million, were recorded as a reduction to debt and are amortized to interest expense over the terms of the underlying debt instruments using the effective interest method. At December 28, 2014 and December 29, 2013, the debt discount was $6.8 million and $9.6 million, respectively (net of accumulated amortization of $3.1 million and $1.7 million, respectively). See Note 5, Debt.

        Debt issuance costs and fees paid to parties other than the lenders related to the Apollo Acquisition had been capitalized and were amortized to interest expense over the terms of the underlying debt instruments using the effective interest method. Effective November 14, 2012, the remaining unamortized deferred financing costs of $2.5 million were written off in accordance with ASC 805 in connection with the Ares Acquisition. On November 15, 2012, debt issuance costs and fees paid to parties other than the lenders related to the Ares Acquisition, totaling $17.2 million, have been capitalized and are amortized to interest expense over the terms of the underlying debt instruments using the effective interest method. At December 28, 2014 and December 29, 2013, these deferred financing costs were $5.9 million and $8.3 million, respectively (net of accumulated amortization of $4.4 million and $2.7 million, respectively). These balances are included in "Deferred financing costs, net" in the consolidated balance sheets.

Self-Insurance

Self-Insurance

        The Company purchases third-party insurance for workers' compensation and general liability costs that exceed certain limits for each respective insurance program. The Company is responsible for the payment of claims in amounts less than these insured excess limits and establishes estimated accruals for its insurance programs based on available claims data, historical trends and experience, and projected ultimate costs of the claims. These accruals are based on estimates prepared with the assistance of outside actuaries and consultants, and the ultimate cost of these claims may vary from initial estimates and established accruals. The actuaries periodically update their estimates and the Company records such adjustments in the period in which such determination is made.

        The accrued obligation for these self-insurance programs was approximately $33.7 million and $31.4 million as of December 28, 2014 and December 29, 2013, respectively. These balances are included in "Accrued expenses" and "Other long-term liabilities" in the consolidated balance sheets.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

        The Company's financial instruments recorded in the consolidated balance sheets include cash and cash equivalents, accounts receivable, derivatives, investments in affiliates, accounts payable, accrued expenses and long-term variable rate debt. The carrying amounts of cash and cash equivalents, accounts receivable, derivatives, equity investment in joint venture, accounts payable and accrued expenses approximate fair value.

        The Company's debt securities are not listed or traded on an established market. For the purpose of determining the fair value of the Company's first lien term loan facility (the "Term Loan Facility"), the administrative agent has provided to the debt holders valuations indicating the Term Loan Facility's carrying value approximates fair value.

        The Company's consolidated financial statements reflect its investment in Sprouts Farmers Market, Inc. ("Sprouts") through the Company's supplemental deferred compensation plan. The investment is presented at fair market value.

Accounting for Retirement Benefit Plans

Accounting for Retirement Benefit Plans

        The Company accounts for its retirement benefit plans and postretirement and postemployment benefit obligations in accordance with ASC 715, Compensation—Retirement Benefits ("ASC 715"). ASC 715 requires the Company to recognize the overfunded or underfunded status of a defined benefit plan, measured as the difference between the fair value of plan assets and the plan's benefit obligation, as an asset or liability in its consolidated balance sheets and to recognize changes to that funded status in the year in which the changes occur through accumulated other comprehensive income (loss). See Note 9, Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations. ASC 715 also requires measurement of the funded status of a plan as of the Company's consolidated balance sheet dates.

Earnings (Loss) per Share

Earnings (Loss) per Share

        Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of shares outstanding during the fiscal period.

        Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of shares outstanding, plus, where applicable, shares that would have been outstanding related to dilutive stock options.

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Adopted Accounting Pronouncements

        In March 2013, the FASB issued Accounting Standards Update ("ASU") No. 2013-05, Foreign Currency Matters (Topic 830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity ("ASU 2013-05"). ASU 2013-05 requires a reporting entity that either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, to release any cumulative translation adjustment into net income. ASU 2013-05 is effective for fiscal years beginning after December 15, 2013, with early adoption permitted. The adoption of ASU 2013-05 in fiscal year 2014 did not have a material impact on the Company's consolidated financial statements.

        In July 2013, the FASB issued ASU No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists ("ASU 2013-11"). ASU 2013-11 requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward. ASU 2013-11 further states that to the extent that a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position, or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, then the unrecognized tax benefit should be presented as a liability in the entity's financial statements and should not be combined with deferred tax assets. ASU 2013-11 is effective for fiscal years beginning after December 15, 2013, and interim periods within those years, with early adoption permitted. The adoption of ASU 2013-11 in fiscal year 2014 did not have a material impact on the Company's consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

        In April 2014, the FASB issued ASU No. 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity ("ASU 2014-08"). The amendments in ASU 2014-08 change the criteria for reporting discontinued operations while enhancing disclosures in this area. They also address sources of confusion and inconsistent application related to financial reporting of discontinued operations guidance in U.S. GAAP. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the entity's operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment. In addition, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. The amendments in this ASU are effective for the first quarter of 2015 for public entities with calendar year ends. The Company does not expect that the adoption of ASU 2014-08 will have a material effect on the Company's consolidated financial statements.

        In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09"). ASU 2014-09 outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The new revenue model is designed to provide a more robust framework for addressing revenue issues and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 is effective for the fiscal years beginning after December 15, 2016, including interim periods within that reporting period, under either full or modified retrospective adoption. Early application is not permitted. The Company is currently evaluating the impact of the adoption of this standard on the Company's consolidated financial statements.

        In June 2014, the FASB issued ASU No. 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period ("ASU 2014-12"). ASU 2014-12 provides guidance that a performance target that affects vesting of a share-based payment and that could be achieved after the requisite service condition is a performance condition. As a result, the target is not reflected in the estimation of the award's grant date fair value. Share-based compensation cost for such award would be recognized over the required service period, if it is probable that the performance condition will be achieved. ASU 2014-12 is effective for annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The guidance should be applied on a prospective basis to awards that are granted or modified on or after the effective date of the standard. Companies also have the option to apply the guidance on a modified retrospective basis for awards with performance targets outstanding on or after the beginning of the first annual period presented after the effective date of the standard. The Company does not expect the adoption of ASU 2014-12 will have a material effect on the Company's consolidated financial statements.

        In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern ("ASU 2014-15"). ASU 2014-15 provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date of issuance of the entity's financial statements (or within one year after the date on which the financial statements are available to be issued, when applicable). Further, an entity must provide certain disclosures if there is "substantial doubt about the entity's ability to continue as a going concern." ASU 2014-15 is effective for annual periods ending after December 15, 2016, and interim periods thereafter and early adoption is permitted. The Company does not expect the adoption of ASU 2014-15 to have a material impact on the Company's consolidated financial statements.

        In January 2015, the FASB issued ASU No. 2015-01, Income Statement—Extraordinary and Unusual Items (Subtopic 225-20), Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items ("ASU 2015-01"). ASU 2015-01 eliminates the concept of extraordinary items. Under this new guidance, reporting entities will no longer be required to separately classify, present and disclose extraordinary events and transactions. The amendments in this update are effective for annual and interim periods beginning after December 15, 2015. The Company does not expect the adoption of ASU 2015-01 will have a material effect on the Company's consolidated financial statements.